Geographic Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 15:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see note 1 for a brief description of the Company’s business). Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who is the chief executive officer, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The following table presents long-lived assets by geographic region as of December 31, 2021 and 2020:

	December 31,
	2021	2020

U.S	$6,433	$2,835
Israel	61,339	45,835
EMEA	1,787	1,142
Asia Pacific	642	496

	$70,201	$51,008

Major customers’ data as a percentage of total revenues:

The following table sets forth the customers that accounted for 10% or more of the Company’s total revenues in each of the years set forth below:

	Year ended December 31,
	2021	2020	2019

Customer A	27%	11%	12%
Customer B	12%	11%	6%